Available-for-Sale Debt Securities, Noncurrent - Unrealized Gain or Loss on Available-for-Sale Debt Securities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Unrealized Gain or Loss on Available-for-Sale Debt Securities [Line Items]
Amortized cost	$ 129
Unrealized gains
Unrealized losses	1
Fair value	128	$ 129
Convertible Corporate Bonds [Member]
Schedule of Unrealized Gain or Loss on Available-for-Sale Debt Securities [Line Items]
Amortized cost	129
Unrealized gains
Unrealized losses	1
Fair value	$ 128
Convertible Corporate Bonds [Member] | Minimum [Member]
Schedule of Unrealized Gain or Loss on Available-for-Sale Debt Securities [Line Items]
Maturity	1 year
Convertible Corporate Bonds [Member] | Maximum [Member]
Schedule of Unrealized Gain or Loss on Available-for-Sale Debt Securities [Line Items]
Maturity	5 years